Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN EQUITY INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2013